Shareholders' Equity (Deficit) - Common Stock Shares (Details)	6 Months Ended
	Dec. 31, 2020 Vote $ / shares shares	Sep. 30, 2021 Vote $ / shares shares	Sep. 20, 2021 Vote	Jul. 22, 2021 shares	Jan. 06, 2021 shares	Sep. 30, 2020 $ / shares shares	Jul. 31, 2020 $ / shares shares
Class of Stock [Line Items]
Ratio to be applied to the stock in the conversion	20
Class A Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	200,000,000	200,000,000				200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Common shares, votes per share | Vote	1	1	1
Common shares, shares issued (in shares)	0	27,600,000
Common shares, shares outstanding (in shares)	0	27,600,000
Class A Common Stock Subject to Redemption
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)	0	27,600,000
Class B Ordinary shares
Class of Stock [Line Items]
Common shares, shares authorized (in shares)	20,000,000	20,000,000				20,000,000	20,000,000
Common shares, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001				$ 0.0001	$ 0.0001
Common shares, shares issued (in shares)	6,900,000	6,900,000		8,625,000
Common shares, shares outstanding (in shares)	6,900,000	6,900,000			6,900,000